NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Cognitive Value Fund	Nationwide HighMark Large Cap Growth Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide HighMark Value Fund
Nationwide HighMark Balanced Fund	Nationwide Ziegler Equity Income Fund
Nationwide HighMark Bond Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Large Cap Core Equity Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated November 28, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Bailard Emerging Markets Equity Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated March 25, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide International Value Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Core Plus Bond Fund	Nationwide Money Market Fund
Nationwide Fund	Nationwide Portfolio Completion Fund
Nationwide Global Equity Fund	Nationwide S&P 500 Index Fund
Nationwide Government Bond Fund	Nationwide Small Cap Index Fund
Nationwide High Yield Bond Fund	Nationwide Small Company Growth Fund
Nationwide Inflation-Protected Securities Fund	Nationwide U.S. Small Cap Value Fund
Nationwide International Index Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated March 1, 2014 (as revised June 5, 2014)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2020 Fund	Nationwide Retirement Income Fund
Nationwide Destination 2025 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Conservative Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated March 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2060 Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated September 22, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Diverse Managers Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated March 25, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Growth Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated June 2, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Herndon Mid Cap Value Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated June 18, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE